Equity-Based Compensation - Schedule of Outstanding and Vested Incentive Units (Details) - Incentive Units	Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding units (in shares) | shares	18,791,871
Outstanding units, catch-up price (in dollars per share)	$ 2.92
Vested (in shares) | shares	10,181,221
Vested, catch-up price (in dollars per share)	$ 2.65
$1.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold price (in dollars per share)	$ 1.00
Outstanding units (in shares) | shares	4,400,988
Outstanding units, catch-up price (in dollars per share)	$ 0.00
Vested (in shares) | shares	4,400,988
Vested, catch-up price (in dollars per share)	$ 0.00
$1.20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold price (in dollars per share)	$ 1.20
Outstanding units (in shares) | shares	270,593
Outstanding units, catch-up price (in dollars per share)	$ 0.00
Vested (in shares) | shares	270,593
Vested, catch-up price (in dollars per share)	$ 0.00
$7.86
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold price (in dollars per share)	$ 7.86
Outstanding units (in shares) | shares	4,354,669
Outstanding units, catch-up price (in dollars per share)	$ 5.04
Vested (in shares) | shares	3,796,845
Vested, catch-up price (in dollars per share)	$ 5.29
$9.42
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold price (in dollars per share)	$ 9.42
Outstanding units (in shares) | shares	9,765,621
Outstanding units, catch-up price (in dollars per share)	$ 3.36
Vested (in shares) | shares	1,712,795
Vested, catch-up price (in dollars per share)	$ 4.06